Commitments and Contingencies - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 26, 2021 USD ($)	Aug. 31, 2021 USD ($) patent	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum			0.45%
Percentage of royalty on net product sales range, maximum			25.00%
Accrued royalties			$ 12,559	$ 7,427
Royalty expense related to agreements			18,500	12,200	$ 13,500
Recorded unconditional license and royalty commitments			17,797
Potential contingent consideration commitments			26,600
Commitment under employment contract agreements			9,200
Litigation Settlement | ArcherDx vs. QIAGEN
Loss Contingencies [Line Items]
Patents found infringed | patent		2
Damages awarded		$ 4,700
Litigation Settlement | Becton Dickinson vs. NeuMoDx acquired by QIAGEN
Loss Contingencies [Line Items]
Legal settlement amount awarded	$ 53,000
Payment to settle litigation						$ 53,000
Litigation
Loss Contingencies [Line Items]
Legal settlements accrued			5,700	5,200
Litigation | Minimum
Loss Contingencies [Line Items]
Estimated possible litigation loss			200
Litigation | Maximum
Loss Contingencies [Line Items]
Estimated possible litigation loss			2,100
Other Loss Contingencies
Loss Contingencies [Line Items]
Loss contingency accrual			1,000
Recurring Basis
Loss Contingencies [Line Items]
Contingent obligation			24,100	23,593
Level 3 | Recurring Basis
Loss Contingencies [Line Items]
Contingent obligation			24,100	$ 23,593
Purchase Obligations | Companies in Which the Company Holds an Interest
Loss Contingencies [Line Items]
Purchase commitments with companies considered related parties			$ 12,300
Purchase commitment, period			19 years
Purchase Obligations | Companies in Which the Company Holds an Interest | License and Royalty Agreements
Loss Contingencies [Line Items]
Recorded unconditional license and royalty commitments			$ 9,200